                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-1

                                DECEMBER 31, 1999
                                  ANNUAL REPORT

                          SEPARATE ACCOUNT VA-1 FUNDING
                                THE CHAIRMAN-TM-
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                      ANNUAL REPORT DATED DECEMBER 31, 1999

--------------------------------------------------------------------------------

                                DECEMBER 31, 1999
                                 ANNUAL REPORTS

                        VARIABLE INSURANCE PRODUCTS FUND

                       VARIABLE INSURANCE PRODUCTS FUND II

                 PRINCIPAL OFFICE OF BOTH FIDELITY FUNDS LOCATED
                                      AT:
                              82 Devonshire Street
                           Boston, Massachusetts 02109

                          MFS VARIABLE INSURANCE TRUST

                          PRINCIPAL OFFICE LOCATED AT:
                               500 Boylston Street
                           Boston, Massachusetts 02116

                     ANNUAL REPORTS DATED DECEMBER 31, 1999

The Annual Report of Separate Account VA-1 is prepared and provided by The American Franklin Life Insurance Company. The Annual Reports of the Variable Insurance Products Fund and the Variable Insurance Products Fund II are prepared by Fidelity Investments. The Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.

--------------------------------------------------------------------------------
This Annual Report is not to be construed as an offering for sale of any American Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                                       VARIABLE INSURANCE PRODUCTS FUND
                                           ---------------------------------------------------------------------------------------
                                                   VIP                VIP                                                VIP
                                                  MONEY             EQUITY-            VIP              VIP             HIGH
                                                  MARKET            INCOME            GROWTH          OVERSEAS         INCOME
ASSETS                                           DIVISION          DIVISION          DIVISION         DIVISION        DIVISION
                                           ---------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                     $     13,272,126    $    25,258,747  $   34,152,902    $   3,633,771   $   2,892,279
Dividends receivable                                 56,584                 -                -                -               -
Due from (to) general account                           511                969           1,310              140             111
                                           ---------------------------------------------------------------------------------------

NET ASSETS                                 $     13,329,221    $    25,259,716  $   34,154,212    $   3,633,911   $   2,892,390
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------


Unit value                                 $           5.54    $          6.96  $        10.66    $        8.46   $        5.91
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------

Units outstanding                                 2,405,743          3,628,549       3,203,599          429,458         489,147
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------

Cost of investments                        $     13,272,126    $    24,230,711  $   25,217,890    $   2,710,715   $   3,025,036
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999

                                                           VARIABLE INSURANCE PRODUCTS FUND II
                                         -------------------------------------------------------------------
                                            VIPII        VIPII         VIPII        VIPII           MFS
                                          INVESTMENT     ASSET         INDEX        CONTRA-       EMERGING
                                          GRADE BOND    MANAGER         500          FUND          GROWTH
ASSETS                                     DIVISION     DIVISION      DIVISION     DIVISION       DIVISION
                                         -------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                   $ 4,204,626   $ 7,208,321   $42,419,113   $20,133,336   $25,331,726
Dividends receivable                               -             -             -             -             -
Due from (to) general account                    161           276         1,627           773           971
                                         -------------------------------------------------------------------

NET ASSETS                               $ 4,204,787   $ 7,208,597   $42,420,740   $20,134,109   $25,332,697
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------


Unit value                               $      5.58   $      7.23   $      9.43   $      9.15   $     12.41
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------

Units outstanding                            753,885       996,623     4,500,014     2,199,553     2,040,810
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------

Cost of investments                      $ 4,316,955   $ 6,655,157   $33,462,498   $15,733,427   $13,636,890
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999

                                                                             MFS VARIABLE INSURANCE TRUST
                                             --------------------------------------------------------------------------------------
                                                                    MFS                                                    MFS
                                                  MFS              GROWTH              MFS              MFS              CAPITAL
                                                RESEARCH        WITH INCOME       TOTAL RETURN       UTILITIES        OPPORTUNITIES
ASSETS                                          DIVISION          DIVISION          DIVISION          DIVISION          DIVISION*
                                             --------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                        $ 21,398,028   $   14,783,354    $   17,875,136     $   12,288,384  $    9,803,476
Dividends receivable                                     -                -                 -                  -               -
Due from (to) general account                        1,260            1,551               685                535             376
                                             --------------------------------------------------------------------------------------

NET ASSETS                                    $ 21,399,288   $   14,784,905    $   17,875,821     $   12,288,919   $   9,803,852
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

Unit value                                    $       8.37   $         7.83    $         6.48     $         9.05   $       10.86
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

Units outstanding                                2,556,910        1,889,006         2,758,393          1,358,316         903,043
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

Cost of investments                           $ 16,355,450   $   13,268,276    $   17,601,632     $    9,835,722   $   6,763,356
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

*Formerly known as MFS Value Division

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                               ------------------------------------------------------------------------------------
                                                      VIP              VIP                                                  VIP
                                                     MONEY           EQUITY-            VIP               VIP               HIGH
                                                     MARKET          INCOME            GROWTH          OVERSEAS            INCOME
                                                    DIVISION        DIVISION          DIVISION         DIVISION           DIVISION
                                               ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
   Dividends                                    $   540,658     $     311,742    $       32,647    $       37,970     $    266,034
   Capital gains distributions                            -           689,113         2,052,679            61,242            9,945
Expenses
   Mortality and expense risk charge                152,688           333,894           347,409            37,932           41,383
                                               ------------------------------------------------------------------------------------
Net investment income (expense)                     387,970           666,961         1,737,917            61,280          234,596

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss)                               -           176,490           211,816             5,202         (141,543)
   Net unrealized appreciation (depreciation)

           Beginning of year                              -         1,183,114         3,017,796            56,038         (234,242)

           End of year                                    -         1,028,036         8,935,012           923,056         (132,757)
                                               ------------------------------------------------------------------------------------

   Net change in unrealized appreciation
           (depreciation) during the year                 -          (155,078)        5,917,216           867,018          101,485
                                               ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
     investments                                          -            21,412         6,129,032           872,220          (40,058)
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                            $   387,970     $     688,373    $    7,866,949    $      933,500     $    194,538
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1999

                                                              VARIABLE INSURANCE PRODUCTS FUND II
                                               ------------------------------------------------------------------
                                                     VIPII            VIPII            VIPII           VIPII              MFS
                                                  INVESTMENT          ASSET            INDEX          CONTRA-          EMERGING
                                                  GRADE BOND         MANAGER            500             FUND            GROWTH
                                                   DIVISION          DIVISION         DIVISION        DIVISION         DIVISION
                                               ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
   Dividends                                    $   146,181      $    184,244     $     273,056  $       62,503    $            -
   Capital gains distributions                       45,860           233,376           185,288         458,352                 -
Expenses
   Mortality and expense risk charge                 56,672            87,003           472,322         224,230           205,655
                                               ------------------------------------------------------------------------------------
Net investment income (expense)                     135,369           330,617           (13,978)        296,625          (205,655)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
   Net realized gain (loss)                          (6,167)            2,023           473,358         199,923           307,184
   Net unrealized appreciation (depreciation)
            Beginning of year                       103,216           321,095         3,813,554       1,822,547         2,047,653

            End of year                            (112,329)          553,164         8,956,615       4,399,909        11,694,836
                                               ------------------------------------------------------------------------------------

   Net change in unrealized appreciation
            (depreciation) during the year         (215,545)          232,069         5,143,061       2,577,362         9,647,183
                                               ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                     (221,712)          234,092         5,616,419       2,777,285         9,954,367
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                              $   (86,343)     $    564,709     $   5,602,441   $   3,073,910    $    9,748,712
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1999

                                                                               MFS VARIABLE INSURANCE TRUST
                                                ------------------------------------------------------------------------------------
                                                                        MFS               MFS                             MFS
                                                       MFS             GROWTH            TOTAL           MFS            CAPITAL
                                                    RESEARCH        WITH INCOME         RETURN        UTILITIES      OPPORTUNITIES
                                                    DIVISION          DIVISION         DIVISION        DIVISION        DIVISION*
                                                ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
    Dividends                                   $      35,451    $       41,096    $     419,228   $    440,386   $      16,038
    Capital gains distributions                       187,340            49,328          456,175        136,948           3,715
Expenses
    Mortality and expense risk charge                 264,721           184,166          240,584        124,145          94,869
                                                ------------------------------------------------------------------------------------
Net investment income (expense)                       (41,930)          (93,742)         634,819        453,189         (75,116)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
    Net realized gain (loss)                          386,598           250,078          186,241        165,818         278,487
    Net unrealized appreciation (depreciation)
          Beginning of year                         1,791,764         1,092,560          970,838        500,573         504,361

          End of year                               5,042,578         1,515,078          273,504      2,452,662       3,040,120
                                                ------------------------------------------------------------------------------------

     Net change in unrealized appreciation
          (depreciation) during the year            3,250,814           422,518         (697,334)     1,952,089       2,535,759
                                                ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
    investments                                     3,637,412           672,596         (511,093)     2,117,907       2,814,246
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                             $   3,595,482    $      578,854    $     123,726   $  2,571,096   $   2,739,130
                                                ------------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

*Formerly known as MFS Value Division

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS

                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                             -------------------------------------------------------------------------------------
                                                     VIP                VIP                                               VIP
                                                    MONEY             EQUITY-            VIP             VIP             HIGH
                                                    MARKET            INCOME            GROWTH         OVERSEAS         INCOME
                                                   DIVISION          DIVISION          DIVISION        DIVISION        DIVISION
                                             -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
     Net investment income (expense)             $    387,970      $    666,961      $  1,737,917    $     61,280     $    234,596
     Net realized gain (loss) on investments                -           176,490           211,816           5,202         (141,543)
     Net change in unrealized appreciation
         (depreciation) on investments                      -          (155,078)        5,917,216         867,018          101,485
                                             -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                        387,970           688,373         7,866,949         933,500          194,538
FROM CONTRACT RELATED TRANSACTIONS:
     Net contract purchase payments                 6,161,620         5,939,634         8,496,487         361,794          483,012
     Withdrawals                                     (403,806)       (1,415,140)         (997,367)       (158,652)        (176,331)
     Transfers between Separate Account
         VA-1 divisions, net                       (1,550,541)          (81,381)        1,260,351         118,843         (375,225)
                                             -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
     contract related transactions                  4,207,273         4,443,113         8,759,471         321,985          (68,544)
                                             -------------------------------------------------------------------------------------
Net increase in net assets                          4,595,243         5,131,486        16,626,420       1,255,485          125,994
Net assets, beginning of year                       8,733,978        20,128,230        17,527,792       2,378,426        2,766,396
                                             -------------------------------------------------------------------------------------
Net assets, end of year                          $ 13,329,221      $ 25,259,716      $ 34,154,212    $  3,633,911     $  2,892,390
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
     Net investment income (expense)             $    202,145      $    265,271      $    601,767    $     50,454     $    126,876
     Net realized gain (loss) on  investments               -            55,848            88,948         (30,975)          (3,120)
     Net change in unrealized appreciation
         (depreciation) on investments                      -         1,001,471         3,025,732         103,673         (277,036)
                                             -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
     operations                                       202,145         1,322,590         3,716,447         123,152         (153,280)
FROM CONTRACT RELATED TRANSACTIONS:
     Net contract purchase payments                11,856,144        13,160,027         9,367,089       1,443,315        2,058,439
     Withdrawals                                     (352,036)         (569,468)         (562,277)        (65,740)         (38,135)
     Transfers between Separate Account
         VA-1 divisions, net                       (5,106,319)          554,939           737,303        (197,054)        (197,465)
                                             -------------------------------------------------------------------------------------
Net increase in net assets from contract
     related transactions                           6,397,789        13,145,498         9,542,115       1,180,521        1,822,839
                                             -------------------------------------------------------------------------------------
Net increase in net assets                          6,599,934        14,468,088        13,258,562       1,303,673        1,669,559
Net assets, beginning of year                       2,134,044         5,660,142         4,269,230       1,074,753        1,096,837
                                             -------------------------------------------------------------------------------------
Net assets, end of year                          $  8,733,978      $ 20,128,230      $ 17,527,792    $  2,378,426     $  2,766,396
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           VARIABLE INSURANCE PRODUCTS FUND II
                                                 ------------------------------------------------------------------------
                                                       VIPII            VIPII           VIPII             VIPII             MFS
                                                    INVESTMENT          ASSET           INDEX            CONTRA-          EMERGING
                                                    GRADE BOND         MANAGER           500              FUND             GROWTH
                                                     DIVISION         DIVISION         DIVISION         DIVISION          DIVISION
                                                 -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)          $    135,369     $    330,617      $    (13,978)    $    296,625     $   (205,655)
        Net realized gain (loss) on investments        (6,167)           2,023           473,358          199,923          307,184
        Net change in unrealized appreciation
            (depreciation) on investments            (215,545)         232,069         5,143,061        2,577,362        9,647,183
                                                 -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        operations                                    (86,343)         564,709         5,602,441        3,073,910        9,748,712
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments              1,044,185        1,579,419        12,171,546        5,996,698        4,087,052
        Withdrawals                                  (194,643)        (357,559)       (1,626,431)        (632,746)        (619,611)
        Transfers between Separate Account
            VA-1 divisions, net                        33,482          (23,131)          252,623         (122,418)         125,053
                                                 -----------------------------------------------------------------------------------

Net increase (decrease) in net assets from
        contract related transactions                 883,024        1,198,729        10,797,738        5,241,534        3,592,494
                                                 -----------------------------------------------------------------------------------
Net increase in net assets                            796,681        1,763,438        16,400,179        8,315,444       13,341,206
Net assets, beginning of year                       3,408,106        5,445,159        26,020,561       11,818,665       11,991,491
                                                 -----------------------------------------------------------------------------------
Net assets, end of year                          $  4,204,787     $  7,208,597      $ 42,420,740     $ 20,134,109     $ 25,332,697
                                                 -----------------------------------------------------------------------------------
                                                 -----------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)          $      4,395     $    184,606      $     20,444     $     98,557     $    (48,438)
        Net realized gain on investments               11,687           17,120           117,249           35,537           63,281
        Net change in unrealized appreciation
            (depreciation) on investments              92,558          282,239         3,666,821        1,810,143        2,048,032
                                                 -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        operations                                    108,640          483,965         3,804,514        1,944,237        2,062,875
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments              2,886,571        3,816,140        17,267,124        7,275,556        7,611,963
        Withdrawals                                  (119,470)        (124,688)         (561,189)        (220,074)        (227,264)
        Transfers between Separate Account
            VA-1 divisions, net                       149,361          (51,516)        1,284,744          292,732          436,324
                                                 -----------------------------------------------------------------------------------
Net increase in net assets from contract
        related transactions                        2,916,462        3,639,936        17,990,679        7,348,214        7,821,023
                                                 -----------------------------------------------------------------------------------
Net increase in net assets                          3,025,102        4,123,901        21,795,193        9,292,451        9,883,898
Net assets, beginning of year                         383,004        1,321,258         4,225,368        2,526,214        2,107,593
                                                 -----------------------------------------------------------------------------------
Net assets, end of year                          $  3,408,106     $  5,445,159      $ 26,020,561     $ 11,818,665     $ 11,991,491
                                                 -----------------------------------------------------------------------------------
                                                 -----------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               MFS VARIABLE INSURANCE TRUST
                                               -------------------------------------------------------------------------------------
                                                                       MFS              MFS                                 MFS
                                                     MFS             GROWTH            TOTAL              MFS             CAPITAL
                                                  RESEARCH         WITH INCOME         RETURN          UTILITIES       OPPORTUNITIES
                                                  DIVISION          DIVISION          DIVISION         DIVISION          DIVISION*
                                               -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)             $    (41,930)     $    (93,742)     $    634,819      $    453,189      $    (75,116)
   Net realized gain (loss) on investments          386,598           250,078           186,241           165,818           278,487
   Net change in unrealized appreciation
      (depreciation) on investments               3,250,814           422,518          (697,334)        1,952,089         2,535,759
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                     3,595,482           578,854           123,726         2,571,096         2,739,130
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                 4,061,296         4,875,355         4,482,659         3,624,544         2,414,391
   Withdrawals                                   (1,005,043)         (630,995)       (1,184,152)         (617,060)         (455,798)
   Transfers between Separate Account
      VA-1 divisions, net                          (638,285)          (89,377)         (294,661)          349,318           375,655
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   contract related transactions                  2,417,968         4,154,983         3,003,846         3,356,802         2,334,248
                                               -------------------------------------------------------------------------------------
Net increase in net assets                        6,013,450         4,733,837         3,127,572         5,927,898         5,073,378
Net assets, beginning of year                    15,385,838        10,051,068        14,748,249         6,361,021         4,730,474
                                               -------------------------------------------------------------------------------------
Net assets, end of year                        $ 21,399,288      $ 14,784,905      $ 17,875,821      $ 12,288,919      $  9,803,852
                                               -------------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)             $     42,448      $    (63,989)     $     66,543      $     82,198      $     (8,652)
   Net realized gain (loss) on investments           74,106            48,058            39,797            15,718            (6,658)
   Net change in unrealized appreciation
      (depreciation) on investments               1,778,617         1,082,788           839,138           430,022           569,618
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                     1,895,171         1,066,857           945,478           527,938           554,308
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                 9,304,712         7,103,204         9,969,517         4,447,436         3,498,061
   Withdrawals                                     (354,707)         (193,536)         (288,075)          (94,887)         (154,469)
    Transfers between Separate Account
       VA-1 divisions, net                          158,605           684,133           531,659           568,287           227,972
                                               -------------------------------------------------------------------------------------
Net increase in net assets from contract
    related transactions                          9,108,610         7,593,801        10,213,101         4,920,836         3,571,564
                                               -------------------------------------------------------------------------------------
Net increase in net assets                       11,003,781         8,660,658        11,158,579         5,448,774         4,125,872
Net assets, beginning of year                     4,382,057         1,390,410         3,589,670           912,247           604,602
                                               -------------------------------------------------------------------------------------
Net assets, end of year                        $ 15,385,838      $ 10,051,068      $ 14,748,249      $  6,361,021      $  4,730,474
                                               -------------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

*Formerly known as MFS Value Division

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of fifteen investment divisions, was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities (formerly known as MFS Value) Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

     The Account was established by American Franklin to support the operations of American Franklin's The Chairman-TM- Combination Fixed and Variable Annuity Contracts (the Contracts).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other American Franklin business.

     The net assets of the Account may not be less than the reserves applicable to the Contracts. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. Additional assets are set aside in American Franklin's General Account to provide for other contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded on the ex-dividend date. Realized gains and losses on sales of the Account shares are determined on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3.   CONTRACT CHARGES

     Certain jurisdictions require deductions from premium payments for premium taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin charges $30 against each contractowner's account for administrative expenses. This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $2,885,000 and $1,271,400 for the years ended December 31, 1999 and 1998, respectively.

     American Franklin imposes a surrender charge on the amount of each purchase payment withdrawn during the first seven years after receipt, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after receipt; the percentage declines ratably until elimination after the seventh year.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

                                                                      VARIABLE INSURANCE PRODUCTS FUND
                                              ---------------------------------------------------------------------------------
                                                  VIP            VIP                                                VIP
                                                 MONEY         EQUITY-            VIP              VIP              HIGH
                                                 MARKET        INCOME            GROWTH          OVERSEAS          INCOME
YEAR ENDED DECEMBER 31, 1999                    DIVISION       DIVISION         DIVISION         DIVISION         DIVISION
                                              ---------------------------------------------------------------------------------
Unit value, beginning of year                       $5.34         $6.73              $7.94           $6.20            $5.54
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Unit value, end of year                             $5.54         $6.96             $10.66           $8.46            $5.91
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
  beginning of year                             1,634,822     2,991,972          2,207,408         383,712          499,418

Net contract purchase payments                  1,138,347       847,264            972,450          54,281           83,357

Withdrawals                                       (74,314)     (200,988)          (112,513)        (23,786)         (29,801)

Transfers between Separate Account
 VA-1 divisions, net                             (293,112)       (9,699)           136,254          15,251          (63,827)
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
    end of year                                 2,405,743     3,628,549          3,203,599         429,458          489,147
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
Unit value, beginning of year                       $5.14          $5.99             $5.65            $5.54           $5.89
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

Unit value, end of year                             $5.34          $6.73             $7.94            $6.20           $5.54
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Number of units outstanding,
  beginning of year                               415,509        945,566           755,694          193,892         186,285

Net contract purchase payments                  2,254,703      2,052,756         1,427,556          238,271         348,659

Withdrawals                                       (66,473)       (89,500)          (81,680)         (10,792)         (6,632)

Transfers between Separate Account
  VA-1's Divisions, net                          (968,917)        83,150           105,838          (37,659)        (28,894)
                                              ----------------------------------------------------------------------------------

Number of units outstanding,
    end of year                                 1,634,822      2,991,972         2,207,408          383,712         499,418
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

      Unit value information and a summary of changes in outstanding units is shown below:

                                                             VARIABLE INSURANCE PRODUCTS FUND II
                                              ------------------------------------------------------------------
                                                  VIPII            VIPII             VIPII           VIPII           MFS
                                                INVESTMENT         ASSET             INDEX          CONTRA-        EMERGING
                                                GRADE BOND        MANAGER             500             FUND          GROWTH
YEAR ENDED DECEMBER 31, 1999                     DIVISION        DIVISION          DIVISION         DIVISION       DIVISION
                                              ---------------------------------------------------------------------------------
Unit value, beginning of year                     $5.70              $6.64              $8.07           $7.62           $7.48
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Unit value, end of year                           $5.58              $7.23              $9.43           $9.15          $12.41
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
  beginning of year                              598,142           820,384          3,224,829       1,551,801       1,603,087

Net contract purchase payments                   184,940           232,264          1,432,920         740,828         499,530

Withdrawals                                      (34,631)          (52,447)          (189,173)        (77,427)        (74,352)

Transfers between Separate Account
    VA-1 divisions, net                            5,434            (3,578)            31,438         (15,649)         12,545
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
   end of year                                   753,885           996,623          4,500,014       2,199,553       2,040,810
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
Unit value, beginning of year                     $5.32               $5.78             $6.21           $5.83           $5.50
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Unit value, end of year                           $5.70               $6.64             $8.07           $7.62           $7.48
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
  beginning of year                               71,989            228,526           680,587         433,486         383,222

Net contract purchase payments                   520,769            619,396         2,444,038       1,108,876       1,191,562

Withdrawals                                      (21,276)           (20,250)          (77,752)        (33,774)        (35,893)

Transfers between Separate Account
  VA-1's Divisions, net                           26,660             (7,288)          177,956          43,213          64,196
                                              ----------------------------------------------------------------------------------

Number of units outstanding,
    end of year                                  598,142            820,384         3,224,829       1,551,801       1,603,087
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

      Unit value information and a summary of changes in outstanding units is shown below:

                                                                         MFS VARIABLE INSURANCE TRUST
                                             --------------------------------------------------------------------------------------
                                                                   MFS              MFS                                 MFS
                                                   MFS            GROWTH           TOTAL              MFS             CAPITAL
                                                RESEARCH       WITH INCOME        RETURN           UTILITIES       OPPORTUNITIES
YEAR ENDED DECEMBER 31, 1999                    DIVISION         DIVISION        DIVISION          DIVISION          DIVISION*
                                             --------------------------------------------------------------------------------------
Unit value, beginning of year                     $6.95             $7.51          $6.43             $7.04             $7.59
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------
Unit value, end of year                           $8.37             $7.83          $6.48             $9.05            $10.86
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------
Number of units outstanding,
  beginning of year                            2,214,458        1,338,496       2,294,198          903,586            623,561

Net contract purchase payments                   568,876          646,798         693,249          493,730            284,000

Withdrawals                                     (137,471)         (83,238)       (181,718)         (81,406)           (51,712)

Transfers between Separate Account
    VA-1 divisions, net                          (88,953)         (13,050)        (47,336)          42,406             47,194
                                             --------------------------------------------------------------------------------------
Number of units outstanding,
   end of year                                 2,556,910        1,889,006       2,758,393        1,358,316            903,043
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
Unit value, beginning of year                      $5.61             $6.09          $5.73             $6.01              $5.99
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------
Unit value, end of year                            $6.95             $7.51          $6.43             $7.04              $7.59
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------
Number of units outstanding,
  beginning of year                              780,716           228,416        626,024           151,829            100,943

Net contract purchase payments                 1,470,024         1,039,794      1,629,993           678,587            513,502

Withdrawals                                      (56,418)          (27,958)       (46,902)          (14,429)           (21,848)

Transfers between Separate Account
  VA-1 Divisions, net                             20,136            98,244         85,083            87,599             30,964
                                             --------------------------------------------------------------------------------------
Number of units outstanding,
    end of year                                2,214,458         1,338,496      2,294,198           903,586            623,561
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

*Formerly known as MFS Value Division

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.   YEAR 2000 (unaudited)

     INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation ("AGC"), has numerous technology and non-technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including American Franklin, executed a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century; and (5) return the systems to operations. As of December 31, 1999, these activities had been completed, making American Franklin's critical systems Year 2000 ready.

     American Franklin continued to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, American Franklin implemented plans for the century transition. These plans included a freeze on system modifications from November 1999 through January 2000, the creation of rapid response teams to address problems and limiting vacations for certain business and technical personnel. In addition, AGC established Y2K command centers in Houston and each of its locations across the country. Each command center monitored all major business processing activities during the century transition and reported progress to the Houston command center which coordinated AGC's nationwide Year 2000 effort. The command centers continued to operate 24 hours a day until January 7, 2000.

     On January 1, 2000, AGC announced that its Year 2000 command centers reported that all major technology systems, programs, and applications were operating smoothly following the transition into the 21st century. As of February 9, 2000, American Franklin has experienced no interruptions to normal business operations, including the processing of customer account data and transactions. American Franklin will continue to monitor its technology systems and maintain quality customer service throughout the transition period.

     THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over such parties' Year 2000 readiness.

    American Franklin developed plans to assess and mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. These plans included the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces, and, where feasible, American Franklin has taken reasonable precautions to protect against the receipt of non-Year 2000 ready data. Where necessary, critical third party dependencies have been included in American Franklin's contingency plans.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

    CONTINGENCY PLANS. American Franklin's contingency planning process was designed to reduce the risk of Year 2000-related business failures related to both internal systems and third party relationships. The contingency plans included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. The contingency plans were tested and updated throughout 1999.

    RISKS AND UNCERTAINTIES. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, contingency plans and the reports from the AGC command centers described above, American Franklin believes that American Franklin will experience at most isolated and minor disruptions of business processes due to the Year 2000 transition. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to American Franklin's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing American Franklin's plans, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

    COSTS. Through December 31, 1999, American Franklin has incurred, and anticipates that it will continue to incur, costs relative to achieving and maintaining Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with American Franklin's normal accounting policies. None of the costs associated with Year 2000 readiness are passed to divisions of the Account.

                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
The American Franklin Life Insurance Company
Contractowners of Separate Account VA-1

We have audited the accompanying statement of net assets of Separate Account VA-1 (comprising, respectively, the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Capital Opportunities (formerly MFS Value) Divisions) as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for each of two years then ended. These financial statements are the responsibility of Separate Account VA-1 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VA-1 at December 31, 1999, and the results of their operations for the year then ended and changes in net assets for each of the two years then ended in conformity with accounting principles generally accepted in the United States.


                                          /s/ Ernst & Young LLP


Chicago, Illinois
February 9, 2000